CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Preferred stock no par value	$ 0	$ 0
Preferred stock shares authorized unlimited	Unlimited	Unlimited
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock no par value	$ 0	$ 0
Common stock shares authorized unlimited	Unlimited	Unlimited
Common stock shares issued	23,197,976	665,767
Common stock shares outstanding	23,197,976	665,767
Class A Redeemable Convertible Preferred Shares
Temporary equity no par value	$ 0
Temporary equity shares authorized	0
Temporary equity shares authorized unlimited		unlimited
Temporary equity shares issued	0	266,696
Temporary equity shares outstanding	0	266,696
Temporary equity aggregate amount of redemption requirement	$ 0	$ 3,634
Class B Redeemable Convertible Preferred Shares
Temporary equity no par value	$ 0
Temporary equity shares authorized	0
Temporary equity shares authorized unlimited		unlimited
Temporary equity shares issued	0	156,036
Temporary equity shares outstanding	0	156,036
Temporary equity aggregate amount of redemption requirement	$ 0	$ 1,533
Class C Redeemable Convertible Preferred Shares
Temporary equity no par value	$ 0
Temporary equity shares authorized	0
Temporary equity shares authorized unlimited		unlimited
Temporary equity shares issued	0	5,560,607
Temporary equity shares outstanding	0	5,560,607
Temporary equity aggregate amount of redemption requirement	$ 0	$ 107,462